Investment in subsidiaries - Summarised statement of comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Listing of companies in the Group
TCE income - Shipping	$ 141,246	$ 157,547	$ 295,400	$ 332,137
Revenue from Product Services	813,364	614,107	1,428,410	1,356,532
Cost of cargo and delivery expenses	(776,701)	(591,444)	(1,379,968)	(1,280,833)
Vessel operating expenses	(32,030)	(20,501)	(61,717)	(42,471)
Gain on disposal of vessels			32,051	20,391
Finance (expenses)/income - net	(11,769)	55	(23,953)	(2,572)
Profit after tax	43,438	84,907	110,015	234,674	$ 394,868
Other comprehensive income/(loss) (currency translation effects)	85	396	1,281	(438)
Total comprehensive income	41,029	76,785	97,601	280,859	$ 428,193
Total comprehensive income/ (loss) allocated to non- controlling interests	8,542	8,135	29,241	15,851
BW LPG India
Listing of companies in the Group
TCE income - Shipping	30,734	30,578	62,417	60,035
Vessel operating expenses	(4,982)	(5,663)	(9,855)	(11,813)
Depreciation and amortisation	(7,519)	(8,778)	(15,837)	(18,039)
Gain on disposal of vessels			32,051
Finance (expenses)/income - net	(958)	(2,767)	(2,298)	(5,066)
Other expenses - net	(1,425)	(1,364)	(3,074)	(3,253)
Profit after tax	15,850	12,006	63,404	21,864
Total comprehensive income	15,850	12,006	63,404	21,864
Total comprehensive income/ (loss) allocated to non- controlling interests	7,545	5,715	30,180	10,407
BW Product Services
Listing of companies in the Group
Revenue from Product Services	821,927	628,469	1,442,609	1,390,410
Cost of cargo and delivery expenses	(796,674)	(596,853)	(1,410,093)	(1,317,698)
Depreciation and amortisation	(10,428)	(7,128)	(21,328)	(15,003)
Finance (expenses)/income - net	621	587	544	96
Other expenses - net	(9,825)	(9,332)	(18,564)	(21,060)
Profit after tax	5,621	15,743	(6,832)	36,745
Other comprehensive income/(loss) (currency translation effects)	85	396	1,281	(438)
Total comprehensive income	5,706	16,139	(5,551)	36,307
Total comprehensive income/ (loss) allocated to non- controlling interests	$ 997	$ 2,421	$ (939)	$ 5,446